Jan. 31, 2020
Federated International Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

(TICKER FIBPX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2020

Effective May 26, 2020, the Fund's primary benchmark will change from the Bloomberg Barclays Emerging Markets USD Aggregate Index to the Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index. Accordingly, please make the following revisions to the Prospectus:

1. Please replace all references to the Bloomberg Barclays Emerging Markets USD Aggregate Index (BBEMAI) with the Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index (BEAMSXAGI).

2. Under the heading entitled "Fund Summary Information," please delete the "Average Annual Total Return Table" section in its entirety and replace it with the following:

"Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2019)

	1 Year	5 Years	10 Years
Return Before Taxes	9.65%	3.69%	4.42%
Return After Taxes on Distributions	8.15%	2.41%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares	5.71%	2.26%	2.83%
Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index [1] (reflects no deduction for fees, expenses or taxes)	10.90%	7.45%	7.49%
Bloomberg Barclays Emerging Markets USD Aggregate Index [1] (reflects no deduction for fees, expenses or taxes)	13.11%	5.84%	6.62%
JPMorgan Global (ex-U.S.) Government Bond Index [2] (reflects no deduction for fees, expenses or taxes)	5.23%	1.97%	1.52%
Blended Index [3] (reflects no deduction for fees, expenses or taxes)	8.14%	4.76%	4.55%

1Effective May 26, 2020, the Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index replaced the Bloomberg Barclays Emerging Markets USD Aggregate Index as the Fund's primary benchmark because it is more representative of the Fund's investment strategies. The Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index is the emerging markets debt component of the Bloomberg Barclay U.S. Universal Bond Index and is generally at least 80% non-investment grade.

2The J.P. Morgan Global (ex-U.S.) Government Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.

3The new Blended Index is a custom blended index comprised of the Bloomberg Barclays Emerging Markets Seasoned ex Aggregate/Eurodollar Index (50%) and J.P. Morgan (ex-U.S.) Government Bond Index (50%). Prior to May 26, 2020, the Blended Index was comprised of the Bloomberg Barclays Emerging Markets USD Aggregate Index (50%) and J.P. Morgan (ex-U.S.) Government Bond Index (50%)."